Related Party Disclosures - Additional Information (Details) - GBP (£) £ in Millions	1 Months Ended	12 Months Ended
	May 31, 2022	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Dec. 31, 2021
Unsecured committed liquidity facility
Disclosure of transactions between related parties [line items]
Borrowings				£ 600
Santander UK Investments
Disclosure of transactions between related parties [line items]
Rental expense		£ 9	£ 6
Santander Financial Services PLC | Mortgages
Disclosure of transactions between related parties [line items]
Book value of financial assets transferred	£ 624
Proceeds from transfer of financial assets	631
Price premium on transfer of financial assets	£ 7
Santander Consumer (UK) | PSA Finance UK Limited
Disclosure of transactions between related parties [line items]
Proportion of ownership interest in subsidiary sold					50.00%